Offsetting of Financial Assets and Financial Liabilities (Information of Offsetting of Financial Assets and Financial Liabilities) (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2020		Mar. 31, 2020 [1]
Offsetting Financial Assets And Financial Liabilities [Line Items]
Derivative assets, Gross amounts recognized		¥ 8,758		¥ 9,819
Derivative assets, Gross amounts offset on the balance sheet		0		0
Derivative assets, Net amounts presented on the balance sheet	[2]	8,758	[3]	9,819
Derivative assets, Amounts not offset on the balance sheet, Financial instruments	[4],[5]	(6,373)		(7,723)
Derivative assets, Amounts not offset on the balance sheet, Cash collateral	[4]	(486)		(629)
Derivative assets, Net amounts		1,899		1,467
Receivables under resale agreements, Gross amounts recognized		12,666		17,347
Receivables under resale agreements, Gross amounts offset on the balance sheet		0		0
Receivables under resale agreements, Net amounts presented on the balance sheet	[2]	12,666	[6]	17,347
Receivables under resale agreements, Amounts not offset on the balance sheet, Financial instruments	[4],[5]	(11,479)		(17,197)
Receivables under resale agreements, Amounts not offset on the balance sheet, Cash collateral	[4]	0		0
Receivables under resale agreements, Net amounts		1,187		150
Receivables under securities borrowing transactions, Gross amounts recognized		2,186		1,753
Receivables under securities borrowing transactions, Gross amounts offset on the balance sheet		0		0
Receivables under securities borrowing transactions, Net amounts presented on the balance sheet	[2]	2,186	[7]	1,753
Receivables under securities borrowing transactions, Amounts not offset on the balance sheet, Financial instruments	[4],[5]	(1,846)		(1,709)
Receivables under securities borrowing transactions, Amounts not offset on the balance sheet, Cash collateral	[4]	0		0
Receivables under securities borrowing transactions, Net amounts		340		44
Financial assets, Gross amounts recognized, Total		23,610		28,919
Financial assets, Gross amounts offset on the balance sheet, Total		0		0
Financial assets, Net amounts presented on the balance sheet, Total	[2]	23,610		28,919
Financial assets, Amounts not offset on the balance sheet, Financial instruments, Total	[4],[5]	(19,698)		(26,629)
Financial assets, Amounts not offset on the balance sheet, Cash collateral, Total	[4]	(486)		(629)
Financial assets, Net amounts, Total		3,426		1,661
Derivative liabilities, Gross amounts recognized		8,251		9,220
Derivative liabilities, Gross amounts offset on the balance sheet		0		0
Derivative liabilities, Net amounts presented on the balance sheet	[2]	8,251	[3]	9,220
Derivative liabilities, Amounts not offset on the balance sheet, Financial instruments	[4],[5]	(6,148)		(7,519)
Derivative liabilities, Amounts not offset on the balance sheet, Cash collateral	[4]	(930)		(1,215)
Derivative liabilities, Net amounts		1,173		486
Payables under repurchase agreements, Gross amounts recognized		19,326		17,542
Payables under repurchase agreements, Gross amounts offset on the balance sheet		0		0
Payables under repurchase agreements, Net amounts presented on the balance sheet	[2]	19,326	[6]	17,542
Payables under repurchase agreements, Amounts not offset on the balance sheet, Financial instruments	[4],[5]	(18,038)		(17,191)
Payables under repurchase agreements, Amounts not offset on the balance sheet, Cash collateral	[4]	0		0
Payables under repurchase agreements, Net amounts		1,288		351
Payables under securities lending transactions, Gross amounts recognized		1,476		626
Payables under securities lending transactions, Gross amounts offset on the balance sheet		0		0
Payables under securities lending transactions, Net amounts presented on the balance sheet	[2]	1,476	[7]	626
Payables under securities lending transactions, Amounts not offset on the balance sheet, Financial instruments	[4],[5]	(1,235)		(623)
Payables under securities lending transactions, Amounts not offset on the balance sheet, Cash collateral	[4]	0		0
Payables under securities lending transactions, Net amounts		241		3
Financial liabilities, Gross amounts recognized, Total		29,053		27,388
Financial liabilities, Gross amounts offset on the balance sheet, Total		0		0
Financial liabilities, Net amounts presented on the balance sheet, Total	[2]	29,053		27,388
Financial liabilities, Amounts not offset on the balance sheet, Financial instruments, Total	[4],[5]	(25,421)		(25,333)
Financial liabilities, Amounts not offset on the balance sheet, Cash collateral, Total	[4]	(930)		(1,215)
Financial liabilities, Net amounts, Total		¥ 2,702		¥ 840

[1]	Amounts relating to master netting arrangements or similar agreements where the MHFG Group does not have the legal right of set-off or where uncertainty exists as to the enforceability of these agreements are excluded. For derivatives, the table includes amounts relating to over-the-counter (“OTC”) and OTC-cleared derivatives that are subject to enforceable master netting arrangements or similar agreements.
[2]	Derivative assets and liabilities are recorded in Trading account assets and Trading account liabilities, respectively.
[3]	The amounts of derivative assets and liabilities subject to enforceable master netting arrangements or similar agreements at September 30, 2020 were ¥8,154 billion and ¥7,528 billion, respectively.
[4]	Amounts do not exceed the net amounts presented on the balance sheet and do not include the effect of overcollateralization, where it exists.
[5]	For derivatives, amounts include derivative assets or liabilities and securities collateral that are eligible for offsetting under enforceable master netting arrangements or similar agreements.
[6]	The amounts of Receivables under resale agreements and Payables under repurchase agreements subject to enforceable industry standard master repurchase agreements with netting terms at September 30, 2020 were ¥11,490 billion and ¥18,755 billion, respectively.
[7]	The amounts of Receivables under securities borrowing transactions and Payables under securities lending transactions subject to enforceable industry standard master lending agreements with netting terms at September 30, 2020 were ¥1,915 billion and ¥1,243 billion, respectively.